Note 9 - Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Granted	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date
Outstanding at January 1, 2014	760,000	$2.63	$1.09
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2014	760,000	2.63	1.09
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2015	760,000	$2.63	$1.09
Options Vested	704,000
Exercisable at December 31, 2015	304,000

Schedule Of Period And Predetermined Stock Price Needed For Vesting [Table Text Block]
	Begins Vesting	Ends Vesting	Predetermined Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07